Report of Directors Financial Review Risk Report - IFRS 9 ECL sensitivity to future economic conditions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ (2,923,319)	$ (2,948,360)
ECL estimates, % weight assigned	100.00%
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ (2,350,371)	(2,432,751)
Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(1,958,010)	(1,990,378)
Gross carrying amount | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(1,830,264)	(1,820,843)
Gross carrying amount | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(127,746)	(169,535)
Gross carrying amount | Retail
Disclosure of financial assets [line items]
Financial assets	(392,361)	(442,373)
Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(347,910)	(393,736)
Gross carrying amount | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(311,875)	(347,874)
Gross carrying amount | Retail | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(33,761)	(43,451)
Gross carrying amount | Retail | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(2,274)	(2,412)
Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(23,290)
Gross carrying amount | Retail | Credit cards | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		(23,822)
Gross carrying amount | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(19,915)	(18,557)
Gross carrying amount | Retail | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(3,107)	(4,953)
Gross carrying amount | Retail | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(267)	(312)
Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(21,161)
Gross carrying amount | Retail | Other | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		(24,815)
Gross carrying amount | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(18,574)	(19,551)
Gross carrying amount | Retail | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	(2,005)	(4,542)
Gross carrying amount | Retail | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	(583)	(722)
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	4,618	5,469
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,205	2,507
Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	689	754
Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,516	1,753
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,413	2,962
Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	440	681
Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	51	101
Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	126	264
Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	263	316
Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,116
Allowance for ECL | Retail | Credit cards | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		1,150
Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	276	249
Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	655	707
Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	185	193
Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	856
Allowance for ECL | Retail | Other | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		1,131
Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	216	218
Allowance for ECL | Retail | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	360	540
Allowance for ECL | Retail | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	$ 279	373
UK | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
UK | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ (432,160)	(426,427)
UK | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(163,541)	(161,127)
UK | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(7,415)	(7,582)
UK | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(8,249)	(8,183)
UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	717	820
UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	126	189
UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	280	344
UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	241	341
US | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(202,888)	(191,104)
US | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(16,965)	(14,385)
US | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(193)	(204)
US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	216	215
US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	6	8
US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	$ 15	15
Hong Kong | Wholesale
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Hong Kong | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	$ (450,966)	(447,480)
Hong Kong | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(106,866)	(106,136)
Hong Kong | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(9,419)	(9,128)
Hong Kong | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(6,210)	(6,269)
Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	659	609
Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	5	2
Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	293	287
Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	106	109
Mainland China | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(137,960)	(129,945)
Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	178	258
Canada | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets		(84,092)
Canada | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		(25,464)
Canada | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		(338)
Canada | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets		(1,368)
Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		89
Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		67
Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		13
Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		13
Mexico | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(34,713)	(30,159)
Mexico | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(7,482)	(8,666)
Mexico | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(2,227)	(2,445)
Mexico | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(3,722)	(4,529)
Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	69	60
Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	165	188
Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	337	295
Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	419	513
UAE | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(58,909)	(52,074)
UAE | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(1,993)	(2,001)
UAE | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(536)	(471)
UAE | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(688)	(721)
UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	51	32
UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	25
UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	31	24
UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	17	20
France | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(184,591)	(178,827)
France | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		(20,589)
France | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets		(1,328)
France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	82	98
France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		50
France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		44
Other geographies | Gross carrying amount | Wholesale
Disclosure of financial assets [line items]
Financial assets	(455,823)	(450,271)
Other geographies | Gross carrying amount | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	(51,064)	(55,368)
Other geographies | Gross carrying amount | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	(3,500)	(3,655)
Other geographies | Gross carrying amount | Retail | Other
Disclosure of financial assets [line items]
Financial assets	(2,292)	(2,416)
Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	234	325
Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	131	152
Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	162	173
Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	72	91
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,031	2,301
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	632	702
Consensus Central scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,399	1,599
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,351	2,835
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	425	655
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	47	92
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	117	249
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	261	314
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,086
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		1,082
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	267	232
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	634	657
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	185	193
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	839
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		1,098
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	204	205
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	355	519
Consensus Central scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	279	373
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	667	754
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	117	180
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	275	340
Consensus Central scenario allowance for ECL | UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	233	333
Consensus Central scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	201	199
Consensus Central scenario allowance for ECL | US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	6	4
Consensus Central scenario allowance for ECL | US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	14	15
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	616	566
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	5	2
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	275	239
Consensus Central scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	102	100
Consensus Central scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	141	217
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		75
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		65
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		13
Consensus Central scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		13
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	61	56
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	162	180
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	333	286
Consensus Central scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	416	503
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	49	32
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	25
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	31	24
Consensus Central scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	17	20
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	80	102
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		50
Consensus Central scenario allowance for ECL | France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		44
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	216	298
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	127	149
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	159	166
Consensus Central scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	72	86
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,612	1,829
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	494	553
Consensus Upside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,118	1,276
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,285	2,471
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	405	609
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	43	77
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	107	225
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	255	307
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,064
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		918
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	258	180
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	621	546
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	185	192
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	816
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		944
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	193	151
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	343	423
Consensus Upside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	279	370
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	526	599
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	107	172
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	265	302
Consensus Upside scenario allowance for ECL | UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	217	273
Consensus Upside scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	205	189
Consensus Upside scenario allowance for ECL | US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	6	3
Consensus Upside scenario allowance for ECL | US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	14	10
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	465	433
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	4	1
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	268	214
Consensus Upside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	101	88
Consensus Upside scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	84	142
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		56
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		64
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		12
Consensus Upside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		12
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	46	46
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	155	150
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	330	206
Consensus Upside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	413	426
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	40	30
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	25
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	31	22
Consensus Upside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	17	19
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	69	90
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		50
Consensus Upside scenario allowance for ECL | France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		43
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	176	245
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	124	144
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	156	151
Consensus Upside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	69	83
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,877	3,278
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	797	860
Consensus Downside scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	2,080	2,418
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,440	3,411
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	456	747
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	58	145
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	129	280
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	269	322
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,124
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		1,381
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	284	329
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	656	859
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	185	194
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	860
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		1,283
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	217	272
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	363	636
Consensus Downside scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	279	375
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	850	1,041
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	132	201
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	276	353
Consensus Downside scenario allowance for ECL | UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	243	383
Consensus Downside scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	247	268
Consensus Downside scenario allowance for ECL | US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	6	4
Consensus Downside scenario allowance for ECL | US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	15	15
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	906	807
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	5	3
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	300	395
Consensus Downside scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	105	124
Consensus Downside scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	329	414
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		107
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		70
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		16
Consensus Downside scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		14
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	86	73
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	168	235
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	338	376
Consensus Downside scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	422	600
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	58	34
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	25
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	31	25
Consensus Downside scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	17	21
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	97	124
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		51
Consensus Downside scenario allowance for ECL | France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		45
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	304	410
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	136	158
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	164	202
Consensus Downside scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	73	95
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	6,555	7,043
Increase (decrease) in ECL	500
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	803	854
Downside 2 scenario allowance for ECL | Allowance for ECL | Wholesale | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	5,751	6,189
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	3,928	5,049
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	708	1,085
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	129	303
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	275	429
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Mortgages | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	304	352
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	1,915
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		2,217
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	701	604
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	1,027	1,415
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Credit cards | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	188	197
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	1,305
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets		1,748
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	532	501
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Financial assets	483	868
Downside 2 scenario allowance for ECL | Allowance for ECL | Retail | Other | Stage 2 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Financial assets	290	379
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,389	2,487
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	288	334
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	447	486
Downside 2 scenario allowance for ECL | UK | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	351	515
Downside 2 scenario allowance for ECL | US | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	461	441
Downside 2 scenario allowance for ECL | US | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	10
Downside 2 scenario allowance for ECL | US | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	17	16
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,496	1,393
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	10	5
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	770	887
Downside 2 scenario allowance for ECL | Hong Kong | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	249	256
Downside 2 scenario allowance for ECL | Mainland China | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	886	945
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets		487
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		99
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets		15
Downside 2 scenario allowance for ECL | Canada | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		33
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	302	226
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	215	363
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	423	489
Downside 2 scenario allowance for ECL | Mexico | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	593	731
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	120	40
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	8	25
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	35	32
Downside 2 scenario allowance for ECL | UAE | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	19	28
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	125	141
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets		51
Downside 2 scenario allowance for ECL | France | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets		48
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	774	882
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Mortgages
Disclosure of financial assets [line items]
Financial assets	180	198
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Credit cards
Disclosure of financial assets [line items]
Financial assets	223	291
Downside 2 scenario allowance for ECL | Other geographies | Allowance for ECL | Retail | Other
Disclosure of financial assets [line items]
Financial assets	$ 93	$ 137